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1933 Act File No. 033-31072
1940 Act File No. 811-05876

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 42	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 43	☒

LORD ABBETT SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)
90 Hudson Street, Jersey City, New Jersey (Address of Principal Executive Offices)	07302-3973 (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 201-6984
Thomas R. Phillips, Esq. Vice President and Assistant Secretary 90 Hudson Street, Jersey City, New Jersey 07302-3973 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)

___	on (date) pursuant to paragraph (b)

___	60 days after filing pursuant to paragraph (a) (1)

___	on (date) pursuant to paragraph (a) (1)

___	75 days after filing pursuant to paragraph (a) (2)

___	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 17th day of May, 2013.

LORD ABBETT SERIES FUND, INC.

BY:	/s/ Thomas R. Phillips Thomas R. Phillips Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock Joan A. Binstock Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

E. Thayer Bigelow* E. Thayer Bigelow	Chairman and Director	May 17, 2013

Daria L. Foster* Daria L. Foster	President and Director	May 17, 2013

Robert B. Calhoun, Jr.* Robert B. Calhoun, Jr.	Director	May 17, 2013

Evelyn E. Guernsey* Evelyn E. Guernsey	Director	May 17, 2013

Julie A. Hill* Julie A. Hill	Director	May 17, 2013

Franklin W. Hobbs* Franklin W. Hobbs	Director	May 17, 2013

James M. McTaggart* James M. McTaggart	Director	May 17, 2013

James L .L. Tullis* James L. L. Tullis	Director	May 17, 2013

* By       /s/ Thomas R. Phillips

Thomas R. Phillips

Attorney-in-Fact

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, Thomas R. Phillips, and Brooke A. Fapohunda, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ E. Thayer Bigelow	Chairman and Director/Trustee	January 1, 2013
E. Thayer Bigelow

/s/ Daria L. Foster	President, CEO, and Director/Trustee	January 1, 2013
Daria L. Foster

/s/ Robert B. Calhoun, Jr.	Director/Trustee	January 1, 2013
Robert B. Calhoun, Jr.

/s/ Evelyn E. Guernsey	Director/Trustee	January 1, 2013
Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee	January 1, 2013
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	January 1, 2013
Franklin W. Hobbs

/s/ James M. McTaggart	Director/Trustee	January 1, 2013
James M. McTaggart

/s/ James L.L. Tullis	Director/Trustee	January 1, 2013
James L.L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS XBRL	Instance Document
EX-101.SCH XBRL	Taxonomy Extension Schema Document
EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase